Organization and nature of operations - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain risks and concentration
Revenues	$ 460,428	$ 323,140	$ 363,722
Cost of revenues	(242,886)	(155,567)	(200,649)
Operating expenses	(210,912)	(183,277)	(164,685)
Net income attributable to Xunlei Limited	1,048,265	1,215	14,225
VIEs
Certain risks and concentration
Net income attributable to Xunlei Limited	7,658	(8,532)	6,995
VIEs | Inter-company
Certain risks and concentration
Revenues	2,416	294
Operating expenses	(11,558)	(12,695)	(12,896)
VIEs | Third-party
Certain risks and concentration
Revenues	336,047	256,150	330,860
Cost of revenues	(161,678)	(113,684)	(177,060)
Operating expenses	$ (161,111)	$ (146,261)	$ (139,613)